LIQUIDITY AND MANAGEMENT'S PLAN	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Liquidity And Management Plan [Abstract]
LIQUIDITY AND MANAGEMENT'S PLAN
NOTE B – LIQUIDITY AND MANAGEMENT’S PLAN

The Company has recurring net losses, which have resulted in an accumulated deficit of $197,654,754 as of June 30, 2014. The Company incurred a net loss of $10,961,143 and generated negative operating cash flow of $6,721,019 for the nine month period ended June 30, 2014. However, the Company has attained positive working capital of $1,106,719 as of June 30, 2014. At June 30, 2014, the Company had cash and cash equivalents of $2,025,716. The Company’s current capital resources include cash and cash equivalents and other working capital resources. Historically, the Company has financed its operations principally from the sale of equity securities. The Company raised $2,145,956 in a private placement during June 2014, see Note E.

Continuation of the Company as a going concern is dependent upon future revenues, obtaining additional capital and ultimately, upon the Company attaining profitable operations. The Company will require additional funds to complete the continued development of its products, product manufacturing, and to fund expected additional losses from operations, until revenues are sufficient to cover the Company’s operating expenses. If the Company is unsuccessful in obtaining the necessary additional financing, it will most likely be forced to reduce operations.

Management believes that it will be able to raise additional funds and the Company currently has executed engagement letters with an investment bank regarding possible financings. However, the Company has no formal commitments for any future funding, and may not be able to obtain additional financing on terms acceptable to it, if at all, in the future.

The ability of the Company to continue as a going concern is dependent on its ability to successfully accomplish the plan described in the preceding paragraphs. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

NOTE A – LIQUIDITY AND MANAGEMENT’S PLAN

The Company incurred a net loss of $17,686,472 and generated negative operating cash flow of $7,870,353 for the fiscal year ended September 30, 2013.  However, the Company has attained positive working capital of $6,091,555 as of September 30, 2013.

As discussed in Note H, during the year ended September 30, 2013, the Company entered into two securities purchase agreements on November 28, 2012 and July 19, 2013, respectively, with an institutional investor (“Crede”) to sell an aggregate of $15.0 million ($7.5 million per agreement) of our securities.  The total net proceeds received under these two transactions were $14.6 million ($15 million gross proceeds, less investment fees of $365,000).

Management believes that the Company’s positive cash balance and working capital as of September 30, 2013 along with its current customer base, projected cash flow and the minimum projected revenues for the next fiscal year will allow the Company to continue to improve its working capital and to have sufficient capital resources to meet projected cash flow requirements for the next twelve months from the filing date of this report. However, if the Company does not meet its minimum revenue projections for the next fiscal year, the Company may be required to seek additional capital.  The Company has no commitments for any future funding, and may not be able to obtain additional financing or grants on terms acceptable to it, if at all, in the future. If the Company is unable to obtain additional capital this could restrict its ability to grow. Financing transactions may include the issuance of equity or debt securities, obtaining credit facilities, or other financing mechanisms.  Even if the Company is able to raise the funds required, it is possible that it could incur unexpected costs and expenses, fail to collect significant amounts owed to the Company, or experience unexpected cash requirements that would force the Company to seek alternative financing.  In accordance with its financing agreements with Crede (described below), the Company has agreed not to issue additional Common Stock or securities convertible into Common Stock at a price below the per share price issued to Crede under the Second Purchase Agreement, $0.187, or the market price of the Common Stock on the day before the registration statement was declared effective ($0.167), for a period of 180 days from the effective date of the registration statement, which was declared effective on July 31, 2013.  Further, if the Company issues additional equity or debt securities, stockholders may experience additional dilution or the new equity securities may have rights, preferences or privileges senior to those of existing holders of the Company’s common stock.